BIOLOGICAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
BIOLOGICAL ASSETS
Schedule of changes in balances of biological assets

Balances on December 31, 2019	10,571,499
Addition	3,392,975
Depletion	(3,094,742)
Transfers	(23,471)
Gain on fair value adjustment	466,484
Disposal	(93,847)
Other write-offs	(57,688)
Balances on December 31, 2020	11,161,210
Addition	1,611,674
Depletion	(1,489,460)
Transfers	28,292
Gain on fair value adjustment	564,533
Disposal	(136,044)
Other write-offs	(19,348)
Balances on June 30, 2021	11,720,857

Schedule of assumptions used in calculation of fair value of biological assets

	June 30,	December 31,
	2021	2020
Planted useful area (hectare)	954,008	1,020,176
Mature assets	102,941	111,866
Immature assets	851,067	908,310
Average annual growth (IMA) - m3/hectare /year	38.55	38.43
Average gross sale price of eucalyptus - R$/m3	72.61	70.22
Discount rate - %	8.9%	8.9%

Schedule of fair value adjustment

	June 30,	December 31,
	2021	2020
Physical changes	268,831	156,906
Price	295,702	309,578
	564,533	466,484